Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands	Total	Share Capital [Member]	Reserve For Share Based Payments [Member]	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2020		70,251,239
Balance, amount at Dec. 31, 2020	$ 23,114,000	$ 73,595,000	$ 821,000	$ (2,044,000)	$ (49,258,000)
Statement [Line Items]
Private placement, shares		11,201,849
Private placement, amount	4,126,000	$ 4,126,000	0	0	0
Exercise of stock options, shares		650,000
Exercise of stock options, amount	204,000	$ 384,000	(180,000)	0	0
Exercise of share appreciation rights, shares		104,884
Exercise of share appreciation rights, amount	0	$ 56,000	(59,000)	0	3,000
Exercise of warrants, shares		301,624
Exercise of warrants, amount	72,000	$ 105,000	(33,000)	0	0
Share issue expenses	(363,000)	(363,000)	0	0	0
Finders fee warrants	0	(150,000)	150,000	0	0
Share-based payments	974,000	0	974,000	0	0
Comprehensive loss for the year	(1,834,000)	$ 0	3,000	(5,000)	(1,832,000)
Comprehensive loss for the year	(1,837,000)
Share based payments	974,000
Balance, shares at Dec. 31, 2021		82,509,596
Balance, amount at Dec. 31, 2021	26,293,000	$ 77,753,000	1,676,000	(2,049,000)	(51,087,000)
Statement [Line Items]
Private placement, shares		8,750,000
Private placement, amount	2,151,000	$ 2,151,000	0	0	0
Exercise of share appreciation rights, shares		45,629,798
Exercise of share appreciation rights, amount	5,873,000	$ 5,873,000	0	0	0
Share issue expenses	(312,000)	(312,000)	0	0	0
Share-based payments	154,000	0	154,000	0	0
Cancellation and expiration of stock options	0	0	(1,015,000)	0	1,015,000
Comprehensive loss for the year	(4,646,000)	$ 0	0	(1,941,000)	(2,705,000)
Share based payments	154,000
Balance, shares at Dec. 31, 2022		136,889,394
Balance, amount at Dec. 31, 2022	29,513,000	$ 85,465,000	815,000	(3,990,000)	(52,777,000)
Statement [Line Items]
Private placement, shares		21,000,000
Private placement, amount	3,315,000	$ 3,315,000	0	0	0
Share issue expenses	(12,000)	(12,000)	0	0	0
Cancellation and expiration of stock options	0	0	(311,000)	0	311,000
Comprehensive loss for the year	(2,230,000)	0	0	867,000	(3,097,000)
Share based payments	152,000	$ 0	152,000	0	0
Balance, shares at Dec. 31, 2023		157,889,394
Balance, amount at Dec. 31, 2023	$ 30,738,000	$ 88,768,000	$ 656,000	$ (3,123,000)	$ (55,563,000)